SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

AMERICAN GENERAL LIFE INSURANCE COMPANY

Variable Annuity Account One

ICAP II Variable Annuity

Variable Annuity Account Five

Seasons Advantage Variable Annuity

Seasons Advisor Variable Annuity

Seasons Advisor II Variable Annuity

Seasons Advisor III Variable Annuity

Seasons Elite Variable Annuity

Seasons Preferred Solution Variable Annuity

Seasons Select Variable Annuity

Seasons Select II Variable Annuity

Seasons Triple Elite Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS Variable Annuity Account One

ICAP II Variable Annuity

FS Variable Annuity Account Five

Seasons Elite Variable Annuity

Seasons Select II Variable Annuity

Seasons Triple Elite Variable Annuity

Effective on or about October 8, 2018, the following Underlying Fund of SunAmerica Series Trust (“SAST”) is available to current contract owners for investment.

Underlying Fund	Managed by	Trust
SA AB Growth	AllianceBernstein L.P.	SAST

Subsequent to the above fund addition, effective on or about October 22, 2018, the following Target Underlying Funds will be reorganized and merged into the Acquiring Underlying Fund as indicated below. Accordingly, all references in the Prospectus to the Target Underlying Funds listed below will hereby be replaced with the Acquiring Underlying Fund. Please note that not all of these Underlying Funds may be available in your product. Please check your product’s prospectus for availability.

Target Underlying Fund Name	Acquiring Underlying Fund	Managed By	Trust
SA Columbia Focused Growth	SA AB Growth	AllianceBernstein L.P.	SAST
SA Wellington Growth
SA Wellington Growth and Income
SA Wellington Natural Resources

If your contract includes a living benefit, the investment requirements for your living benefit may change as a result of the fund mergers described above. Please check your product’s prospectus for additional restrictions. You may also contact our Annuity Service Center at 1-800-445-7862.

Dated: October 8, 2018

Please keep this Supplement with your Prospectus.